Inventory (Tables)	3 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	June 30, 2024	March 31, 2024

Parts	$4,365,675	$3,855,668
Work in Process	15,970,562	14,341,949
Finished Goods	13,389,313	13,813,014

Total	$33,725,550	$32,010,631